CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 15,987,478	$ 14,490,011
Restricted cash	15,893,467	19,062,713
Accounts receivable, net of allowance for doubtful accounts of $1,087,465 and $10,163 as of December 31, 2015 and 2016, respectively	4,836,499	19,849,608
Note receivables	13,025,552	11,109,695
Prepaid expenses and other current assets	8,027,667	12,235,141
Advances to suppliers	1,722,783	1,028,287
Inventories	12,280,700	10,715,939
Amounts due from related parties	1,528,712	284,633
Total current assets	73,302,858	88,776,027
Property, plant and equipment, net	557,427,884	544,326,125
Prepaid land use rights, net	24,809,809	27,122,287
Deferred tax assets	585,944	626,965
Investment accounted for under the cost-method	581,581
TOTAL ASSETS	656,708,076	660,851,404
Current liabilities:
Short-term bank borrowings, including current portion of long-term bank borrowings	105,980,320	123,936,995
Accounts payable	18,745,297	17,491,292
Note payables	25,732,489	20,152,962
Advances from customers	7,519,605	8,183,376
Payables for purchases of property, plant and equipment	51,322,901	49,674,887
Accrued expenses and other current liabilities	8,320,041	8,616,831
Amounts due to related parties	26,829,605	46,396,527
Income tax payable	5,300,163	940,732
Total current liabilities	249,750,421	275,393,602
Long-term bank borrowings	111,948,913	118,548,430
Deferred government subsidies	23,279,820	25,252,882
Total liabilities	384,979,154	419,194,914
Commitments and contingencies (Note 18)
Ordinary shares;
$0.0001 per value 500,000,000 shares authorized as of December 31, 2015 and 2016; 279,214,103 and 279,214,103 shares issued as of December 31, 2015 and 2016, respectively and 260,836,578 and 262,956,278 shares outstanding as of December 31, 2015 and 2016, respectively	26,532	26,320
Additional paid in capital	240,111,533	236,358,070
Retained Earnings (accumulated deficit)	40,432,352	(3,061,404)
Accumulated other comprehensive income (loss)	(8,721,820)	8,780,313
Treasury Stock, at cost (4,643,150 and 4,643,150 shares as of December 31, 2015 and 2016, respectively)	(1,748,836)	(1,748,836)
Total shareholders' equity	270,099,761	240,354,463
Noncontrolling interest	1,629,161	1,302,027
Total equity	271,728,922	241,656,490
TOTAL LIABILITIES AND EQUITY	$ 656,708,076	$ 660,851,404